COMMITMENTS (Details 2) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Office equipment	$ 10,973	$ 10,973
Less accumulated amortization	(7,319)	(5,123)
Capital Leases, Balance Sheet, Assets by Major Class, Net	$ 3,654	$ 5,850